RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
At December 31, 2016, Convertible Notes to related parties were as follows:

Related Party	Position	Amount
Jesse Kaplan	Director	$142,358
David Stefansky	Director	142,538
		$284,896

On January 12, 2017, Jesse Kaplan and David Stefansky resigned as Directors of the Company.

At December 31, 2015, Convertible Notes to related parties were as follows:

Related Party	Position	Amount
Jesse Kaplan	Director	$65,000
David Stefansky	Director	65,000
		$130,000